Acquisitions, Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Acquisitions, Goodwill and Intangible Assets Disclosure [Abstract]
Changes in goodwill balance
CHANGES IN GOODWILL BALANCES

	2015				2014
			Dispositions,				Dispositions,
			currency				currency
	Balance at		exchange	Balance at	Balance at		exchange	Balance at
(In millions)	January 1	Acquisitions(a)	and other	December 31	January 1	Acquisitions	and other	December 31

Power	$7,769	$9,582	$(615)	$16,736	$7,852	$21	$(104)	$7,769
Renewable Energy	984	1,631	(35)	2,580	970	-	14	984
Oil & Gas	10,572	22	-	10,594	10,516	276	(220)	10,572
Energy Management	4,570	2,314	(657)	6,227	4,748	-	(178)	4,570
Aviation	8,952	-	(385)	8,567	9,103	-	(151)	8,952
Healthcare	17,532	11	(190)	17,353	16,643	1,004	(115)	17,532
Transportation	887	-	(36)	851	1,012	2	(127)	887
Appliances & Lighting	226	-	(12)	214	606	-	(380)	226
Capital	1,680	728	(37)	2,370	1,684	-	(3)	1,680
Corporate	34	-	-	34	3	31	-	34
Total	$53,207	$14,287	$(1,968)	$65,526	$53,137	$1,334	$(1,264)	$53,207

(a) Indefinite-lived intangible assets principally comprise trademarks and in-process research and development.

Goodwill and other intangible assets
OTHER INTANGIBLE ASSETS - NET

December 31 (In millions)	2015	2014

Intangible assets subject to amortization	$16,634	$13,052
Indefinite-lived intangible assets(a)	109	130
Total	$16,744	$13,182

(a) Indefinite-lived intangible assets principally comprise trademarks and in-process research and development.

Intangible assets subject to amortization
INTANGIBLE ASSETS SUBJECT TO AMORTIZATION

	2015			2014
	Gross			Gross
	carrying	Accumulated		carrying	Accumulated
December 31 (In millions)	amount	amortization	Net	amount	amortization	Net

Customer-related	$8,650	$(2,059)	$6,591	$7,139	$(1,772)	$5,367
Patents and technology	8,543	(3,096)	5,447	6,685	(2,894)	3,791
Capitalized software	7,375	(4,136)	3,239	6,509	(3,547)	2,962
Trademarks	1,337	(282)	1,055	1,129	(251)	878
Lease valuations	167	(22)	145	-	-	-
Present value of future profits(a)	651	(651)	-	614	(614)	-
All other	267	(108)	159	107	(53)	54
Total	$26,990	$(10,354)	$16,634	$22,183	$(9,131)	$13,052

(a) Balances at December 31, 2015 and 2014 reflect adjustments of $266 million and $293 million, respectively, to the present value of future profits in our run-off insurance operation to reflect the effects that would have been recognized had the related unrealized investment securities holding gains and losses actually been realized.

Components of finite-lived intangible assets
COMPONENTS OF FINITE-LIVED INTANGIBLE ASSETS ACQUIRED DURING 2015

		Weighted-average
	Gross	amortizable period
(In millions)	carrying value	(in years)

Customer-related	$1,737	8.5
Patents and technology	2,213	10.2
Capitalized software	1,196	7.0
Trademarks	223	6.3
Lease valuations	167	4.7
All other	227	9.5

Consolidated amortization
ESTIMATED 5 YEAR CONSOLIDATED AMORTIZATION

(In millions)	2016	2017	2018	2019	2020

Estimated annual pre-tax amortization	$1,952	$1,853	$1,851	$1,725	$1,591